Subsequent Events (Details) - USD ($)			1 Months Ended
	Oct. 10, 2023	Aug. 21, 2023	Aug. 21, 2023	Nov. 29, 2023	Nov. 21, 2023	Jun. 30, 2023
Subsequent Events (Details) [Line Items]
Conversion price per share (in Dollars per share)			$ 2.5
Major ordinary share transactions [member]
Subsequent Events (Details) [Line Items]
Principal amount		$ 5,000,000	$ 5,000,000
Ordinary shares, per share (in Dollars per share)		$ 0.0001	$ 0.0001
Interest on convertible rate		11.00%
Ordinary shares issued	$ 950,000			$ 2,055,000	$ 50,000,000
Marketing and branding services expense	$ 2,850,000
Purchase Agreement [Member]
Subsequent Events (Details) [Line Items]
Principal amount						$ 5,000,000